Risk Management - Schedule of Fair Value of Financial Instruments (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		R$ 2,873,043	R$ 3,000,551
Financial assets measured at amortized cost
Financial assets measured at amortized cost		2,651,635	2,891,089
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss		29,166	29,016
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		43,903	42,435
Total Financial assets		5,597,747	5,963,092
Derivative measured at fair value through profit or loss
Total Financial Liabilities		9,768	15,751
Level 1 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		2,873,043	3,000,551
Financial assets measured at amortized cost
Financial assets measured at amortized cost		2,651,635	2,891,089
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss		2,694	1,444
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		43,903	42,435
Total Financial assets		5,571,275	5,935,520
Derivative measured at fair value through profit or loss
Total Financial Liabilities			1,674
Level 2 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss		26,472	27,572
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Total Financial assets		26,472	27,572
Derivative measured at fair value through profit or loss
Total Financial Liabilities		9,768	14,077
Level 3 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Total Financial assets
Derivative measured at fair value through profit or loss
Total Financial Liabilities
Government Bonds – LFT [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		2,872,001	2,999,516
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		36,416	35,203
Government Bonds – LFT [Member] | Level 1 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		2,872,001	2,999,516
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		36,416	35,203
Government Bonds – LFT [Member] | Level 2 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Government Bonds – LFT [Member] | Level 3 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Government Bonds – NTN [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		1,042	1,035
Financial assets measured at amortized cost
Financial assets measured at amortized cost		1,767,106	1,825,323
Government Bonds – NTN [Member] | Level 1 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income		1,042	1,035
Financial assets measured at amortized cost
Financial assets measured at amortized cost		1,767,106	1,825,323
Government Bonds – NTN [Member] | Level 2 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Government Bonds – NTN [Member] | Level 3 [Member]
Financial assets measured at fair value through other comprehensive income
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Government Bonds – LTN [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost		780,821	965,840
Government Bonds – LTN [Member] | Level 1 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost		780,821	965,840
Government Bonds – LTN [Member] | Level 2 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Government Bonds – LTN [Member] | Level 3 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Investment Fund Quotas [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost		103,708	99,926
Investment Fund Quotas [Member] | Level 1 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost		103,708	99,926
Investment Fund Quotas [Member] | Level 2 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Investment Fund Quotas [Member] | Level 3 [Member]
Financial assets measured at amortized cost
Financial assets measured at amortized cost
Swaps contracts [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss	[1]	26,472	27,572
Derivative measured at fair value through profit or loss
Total Financial Liabilities		9,768	14,077	[1]
Swaps contracts [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss	[1]
Derivative measured at fair value through profit or loss
Total Financial Liabilities				[1]
Swaps contracts [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss	[1]	26,472	27,572
Derivative measured at fair value through profit or loss
Total Financial Liabilities		9,768	14,077	[1]
Swaps contracts [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss	[1]
Derivative measured at fair value through profit or loss
Total Financial Liabilities				[1]
DI1 and DDI - future contract [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss		2,694
DI1 and DDI - future contract [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss		2,694
DI1 and DDI - future contract [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
DI1 and DDI - future contract [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Other Investments [Member]
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		7,487	7,232
Other Investments [Member] | Level 1 [Member]
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss		7,487	7,232
Other Investments [Member] | Level 2 [Member]
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
Other Investments [Member] | Level 3 [Member]
Other financial assets measured at fair value through profit or loss
Other financial assets measured at fair value through profit or loss
DI1 - future contract [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss			1,299
Derivative measured at fair value through profit or loss
Total Financial Liabilities			1,674
DI1 - future contract [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss			1,299
Derivative measured at fair value through profit or loss
Total Financial Liabilities			1,674
DI1 - future contract [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative measured at fair value through profit or loss
Total Financial Liabilities
DI1 - future contract [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative measured at fair value through profit or loss
Total Financial Liabilities
DI1 e DDI - future contract [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss			145
DI1 e DDI - future contract [Member] | Level 1 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss			145
DI1 e DDI - future contract [Member] | Level 2 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
DI1 e DDI - future contract [Member] | Level 3 [Member]
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss

[1]	Interest rate swap contracts are commitments to settle in cash on a future date or dates, the difference between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.